As filed with the Securities and Exchange Commission on September 3, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

110 East 59th Street, 31st Floor

New York, NY 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 883-2290

Kathy Cuocolo, 110 East 59th Street, 31st Floor New York, NY 10022

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

SEMI-ANNUAL REPORT
Syntax Stratified LargeCap ETF
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.syntaxadvisors.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Syntax Stratified LargeCap ETF
Semi-Annual Report
June 30, 2019
(Unaudited)
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Syntax Stratified LargeCap ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	388	$67,256
Abbott Laboratories	2,098	176,442
AbbVie, Inc.	822	59,776
ABIOMED, Inc.(a)	172	44,804
Accenture PLC, Class A	466	86,103
Activision Blizzard, Inc.	3,782	178,510
Adobe, Inc.(a)	839	247,211
Advance Auto Parts, Inc.	511	78,766
Advanced Micro Devices, Inc.(a)	1,894	57,521
AES Corp.	10,093	169,159
Affiliated Managers Group, Inc.	651	59,983
Aflac, Inc.	1,567	85,887
Agilent Technologies, Inc.	1,233	92,068
Air Products & Chemicals, Inc.	118	26,712
Akamai Technologies, Inc.(a)	1,646	131,910
Alaska Air Group, Inc.	1,230	78,609
Albemarle Corp.	365	25,700
Alexandria Real Estate Equities, Inc., REIT	228	32,169
Alexion Pharmaceuticals, Inc.(a)	549	71,908
Align Technology, Inc.(a)	282	77,183
Allegion PLC	1,220	134,871
Allergan PLC	558	93,426
Alliance Data Systems Corp.	617	86,460
Alliant Energy Corp.	941	46,184
Allstate Corp.	1,266	128,740
Alphabet, Inc., Class A(a)	30	32,484
Alphabet, Inc., Class C(a)	30	32,427
Altria Group, Inc.	3,818	180,782
Amazon.com, Inc.(a)	23	43,553
Amcor PLC	3,945	45,328
Ameren Corp.	613	46,042
American Airlines Group, Inc.	2,375	77,449
American Electric Power Co., Inc.	714	62,839
American Express Co.	236	29,132
American International Group, Inc.	1,213	64,629
American Tower Corp. REIT	163	33,325
American Water Works Co., Inc.	1,094	126,904
Ameriprise Financial, Inc.	374	54,290
AmerisourceBergen Corp.	1,521	129,680
AMETEK, Inc.	761	69,129
Amgen, Inc.	367	67,631
Amphenol Corp., Class A	1,029	98,722
Anadarko Petroleum Corp.	556	39,231
Analog Devices, Inc.	1,658	187,138
ANSYS, Inc.(a)	1,750	358,435
Anthem, Inc.	484	136,590
AO Smith Corp.	1,421	67,014
Aon PLC	129	24,894
Apache Corp.	1,412	40,906
Apartment Investment & Management Co. REIT, Class A	1,265	63,402
Security Description	Shares	Value
Apple, Inc.	895	$177,138
Applied Materials, Inc.	2,789	125,254
Aptiv PLC	2,577	208,299
Archer-Daniels-Midland Co.	6,348	258,998
Arconic, Inc.	1,877	48,464
Arista Networks, Inc.(a)	438	113,714
Arthur J Gallagher & Co.	281	24,613
Assurant, Inc.	610	64,892
AT&T, Inc.	5,331	178,642
Atmos Energy Corp.	1,232	130,050
Autodesk, Inc.(a)	2,181	355,285
Automatic Data Processing, Inc.	521	86,137
AutoZone, Inc.(a)	69	75,863
AvalonBay Communities, Inc., REIT	311	63,189
Avery Dennison Corp.	1,172	135,577
Baker Hughes a GE Co.	8,765	215,882
Ball Corp.	659	46,123
Bank of America Corp.	3,076	89,204
Bank of New York Mellon Corp.	1,454	64,194
Baxter International, Inc.	2,214	181,327
BB&T Corp.	689	33,851
Becton Dickinson and Co.	184	46,370
Berkshire Hathaway, Inc., Class B(a)	841	179,276
Best Buy Co., Inc.	1,959	136,601
Biogen, Inc.(a)	284	66,419
BlackRock, Inc.	129	60,540
Boeing Co.	248	90,274
Booking Holdings, Inc.(a)	24	44,993
BorgWarner, Inc.	4,741	199,027
Boston Properties, Inc., REIT	255	32,895
Boston Scientific Corp.(a)	1,067	45,860
Bristol-Myers Squibb Co.	1,360	61,676
Broadcom, Inc.	432	124,356
Broadridge Financial Solutions, Inc.	497	63,457
Brown-Forman Corp., Class B	2,299	127,434
Cabot Oil & Gas Corp.	4,082	93,723
Cadence Design Systems, Inc.(a)	2,547	180,353
Campbell Soup Co.	2,624	105,144
Capital One Financial Corp.	952	86,384
Capri Holdings Ltd.(a)	3,090	107,161
Cardinal Health, Inc.	2,931	138,050
CarMax, Inc.(a)	928	80,578
Carnival Corp. PLC	1,082	50,367
Caterpillar, Inc.	678	92,405
Cboe Global Markets, Inc.	400	41,452
CBRE Group, Inc., REIT, Class A(a)	497	25,496
CBS Corp., Class B, NVDR	1,761	87,874
Celanese Corp.	1,242	133,888
Celgene Corp.(a)	670	61,935
Centene Corp.(a)	2,576	135,085
CenterPoint Energy, Inc.	5,824	166,741
CenturyLink, Inc.	15,539	182,739

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Cerner Corp.	1,593	$116,767
CF Industries Holdings, Inc.	703	32,837
CH Robinson Worldwide, Inc.	515	43,440
Charles Schwab Corp.	1,402	56,346
Charter Communications, Inc., Class A(a)	440	173,879
Chevron Corp.	3,212	399,701
Chipotle Mexican Grill, Inc.(a)	349	255,775
Chubb Ltd.	1,148	169,089
Church & Dwight Co., Inc.	2,874	209,974
Cigna Corp.	871	137,226
Cimarex Energy Co.	1,777	105,429
Cincinnati Financial Corp.	1,666	172,714
Cintas Corp.	410	97,289
Cisco Systems, Inc.	1,891	103,494
Citigroup, Inc.	1,278	89,498
Citizens Financial Group, Inc.	986	34,865
Citrix Systems, Inc.	1,188	116,590
Clorox Co.	1,414	216,498
CME Group, Inc.	219	42,510
CMS Energy Corp.	801	46,386
Coca-Cola Co.	3,782	192,579
Cognizant Technology Solutions Corp., Class A	2,099	133,056
Colgate-Palmolive Co.	3,023	216,658
Comcast Corp., Class A	4,077	172,376
Comerica, Inc.	1,638	118,984
Conagra Brands, Inc.	3,711	98,416
Concho Resources, Inc.	394	40,653
ConocoPhillips	660	40,260
Consolidated Edison, Inc.	1,948	170,801
Constellation Brands, Inc., Class A	690	135,889
Cooper Companies, Inc.	267	89,950
Copart, Inc.(a)	584	43,648
Corning, Inc.	3,139	104,309
Corteva, Inc.	1,284	37,968
Costco Wholesale Corp.	1,492	394,276
Coty, Inc., Class A	16,337	218,916
Crown Castle International Corp. REIT	259	33,761
CSX Corp.	419	32,418
Cummins, Inc.	263	45,062
CVS Health Corp.	6,368	346,992
Danaher Corp.	463	66,172
Darden Restaurants, Inc.	2,162	263,180
DaVita, Inc.(a)	1,176	66,162
Deere & Co.	569	94,289
Delta Air Lines, Inc.	1,386	78,656
DENTSPLY SIRONA, Inc.	760	44,354
Devon Energy Corp.	3,766	107,406
Diamondback Energy, Inc.	392	42,716
Digital Realty Trust, Inc., REIT	1,080	127,213
Discover Financial Services	1,113	86,358
Discovery, Inc., Class A(a)	1,486	45,620
Security Description	Shares	Value
Discovery, Inc., Class C(a)	1,607	$45,719
DISH Network Corp., Class A(a)	4,595	176,494
Dollar General Corp.	636	85,962
Dollar Tree, Inc.(a)	781	83,872
Dominion Energy, Inc.	844	65,258
Dover Corp.	673	67,435
Dow, Inc.	843	41,568
DR Horton, Inc.	3,751	161,781
DTE Energy Co.	499	63,812
Duke Energy Corp.	535	47,208
Duke Realty Corp. REIT	1,087	34,360
DuPont de Nemours, Inc.	575	43,165
DXC Technology Co.	2,501	137,930
E*TRADE Financial Corp.	544	24,262
Eastman Chemical Co.	359	27,941
Eaton Corp. PLC	1,238	103,101
eBay, Inc.	1,108	43,766
Ecolab, Inc.	217	42,844
Edison International	2,902	195,624
Edwards Lifesciences Corp.(a)	234	43,229
Electronic Arts, Inc.(a)	1,860	188,344
Eli Lilly & Co.	579	64,147
Emerson Electric Co.	343	22,885
Entergy Corp.	634	65,258
EOG Resources, Inc.	456	42,481
Equifax, Inc.	392	53,014
Equinix, Inc., REIT	254	128,090
Equity Residential, REIT	827	62,786
Essex Property Trust, Inc., REIT	216	63,057
Estee Lauder Companies, Inc., Class A	1,254	229,620
Everest Re Group Ltd.	258	63,772
Evergy, Inc.	775	46,616
Eversource Energy	608	46,062
Exelon Corp.	3,396	162,804
Expedia Group, Inc.	340	45,230
Expeditors International of Washington, Inc.	583	44,226
Extra Space Storage, Inc., REIT	599	63,554
Exxon Mobil Corp.	5,220	400,009
F5 Networks, Inc.(a)	756	110,096
Facebook, Inc., Class A(a)	357	68,901
Fastenal Co.	2,453	79,943
Federal Realty Investment Trust, REIT	216	27,812
FedEx Corp.	393	64,527
Fidelity National Information Services, Inc.	355	43,551
Fifth Third Bancorp	1,260	35,154
First Republic Bank	1,193	116,496
FirstEnergy Corp.	1,471	62,974
Fiserv, Inc.(a)	483	44,030
FleetCor Technologies, Inc.(a)	105	29,489
FLIR Systems, Inc.	2,531	136,927
Flowserve Corp.	1,769	93,209
FMC Corp.	405	33,595

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Foot Locker, Inc.	2,000	$83,840
Ford Motor Co.	12,955	132,530
Fortinet, Inc.(a)	1,366	104,950
Fortive Corp.	279	22,744
Fortune Brands Home & Security, Inc.	1,197	68,385
Fox Corp., Class A, Class A	1,224	44,847
Fox Corp., Class B, Class B	1,234	45,078
Franklin Resources, Inc.	1,723	59,960
Freeport-McMoRan, Inc.	16,197	188,047
Gap, Inc.	3,558	63,937
Garmin Ltd.	2,162	172,528
Gartner, Inc.(a)	816	131,327
General Dynamics Corp.	504	91,637
General Electric Co.	6,323	66,392
General Mills, Inc.	2,076	109,032
General Motors Co.	3,628	139,787
Genuine Parts Co.	754	78,099
Gilead Sciences, Inc.	975	65,871
Global Payments, Inc.	181	28,984
Goldman Sachs Group, Inc.	900	184,140
H&R Block, Inc.	2,255	66,072
Halliburton Co.	4,541	103,262
Hanesbrands, Inc.	7,803	134,368
Harley-Davidson, Inc.	3,735	133,825
Hartford Financial Services Group, Inc.	1,177	65,582
Hasbro, Inc.	903	95,429
HCA Healthcare, Inc.	908	122,734
HCP, Inc., REIT	1,790	57,244
Helmerich & Payne, Inc.	2,005	101,493
Henry Schein, Inc.(a)	1,815	126,868
Hershey Co.	701	93,955
Hess Corp.	678	43,100
Hewlett Packard Enterprise Co.	9,141	136,658
Hilton Worldwide Holdings, Inc.	615	60,110
HollyFrontier Corp.	4,812	222,699
Hologic, Inc.(a)	2,704	129,846
Home Depot, Inc.	629	130,813
Honeywell International, Inc.	374	65,297
Hormel Foods Corp.	6,245	253,172
Host Hotels & Resorts, Inc., REIT	3,139	57,193
HP, Inc.	12,994	270,145
Humana, Inc.	548	145,384
Huntington Bancshares, Inc.	2,582	35,683
Huntington Ingalls Industries, Inc.	301	67,647
IDEXX Laboratories, Inc.(a)	483	132,984
IHS Markit Ltd.(a)	1,454	92,649
Illinois Tool Works, Inc.	434	65,452
Illumina, Inc.(a)	251	92,406
Incyte Corp.(a)	833	70,772
Ingersoll-Rand PLC	346	43,828
Intel Corp.	1,245	59,598
Intercontinental Exchange, Inc.	508	43,658
Security Description	Shares	Value
International Business Machines Corp.	957	$131,970
International Flavors & Fragrances, Inc.	174	25,246
International Paper Co.	1,003	43,450
Interpublic Group of Companies, Inc.	3,904	88,191
Intuit, Inc.	453	118,382
Intuitive Surgical, Inc.(a)	87	45,636
Invesco Ltd.	2,786	57,002
IPG Photonics Corp.(a)	163	25,143
IQVIA Holdings, Inc.(a)	610	98,149
Iron Mountain, Inc., REIT	1,087	34,023
Jack Henry & Associates, Inc.	313	41,917
Jacobs Engineering Group, Inc.	2,478	209,118
JB Hunt Transport Services, Inc.	475	43,420
Jefferies Financial Group, Inc.	9,591	184,435
JM Smucker Co.	899	103,556
Johnson & Johnson	1,231	171,454
Johnson Controls International PLC	1,619	66,881
JPMorgan Chase & Co.	785	87,763
Juniper Networks, Inc.	3,886	103,484
Kansas City Southern	277	33,744
Kellogg Co.	1,712	91,712
KeyCorp.	2,012	35,713
Keysight Technologies, Inc.(a)	257	23,081
Kimberly-Clark Corp.	1,611	214,714
Kimco Realty Corp. REIT	1,535	28,367
Kinder Morgan, Inc.	8,398	175,350
KLA-Tencor Corp.	1,048	123,874
Kohl's Corp.	1,806	85,875
Kraft Heinz Co.	3,659	113,575
Kroger Co.	15,994	347,230
L Brands, Inc.	2,874	75,011
L3Harries Technologies, Inc.	679	128,419
Laboratory Corp. of America Holdings(a)	346	59,823
Lam Research Corp.	650	122,096
Lamb Weston Holdings, Inc.	1,796	113,795
Leggett & Platt, Inc.	1,730	66,380
Lennar Corp., Class A	3,219	155,993
Lincoln National Corp.	1,359	87,588
Linde PLC	128	25,702
LKQ Corp.(a)	2,959	78,739
Lockheed Martin Corp.	185	67,255
Loews Corp.	3,222	176,147
Lowe's Cos, Inc.	1,298	130,981
LyondellBasell Industries N.V., Class A	499	42,979
M&T Bank Corp.	205	34,864
Macerich Co. REIT	833	27,897
Macy's, Inc.	3,999	85,819
Marathon Oil Corp.	2,989	42,474
Marathon Petroleum Corp.	4,045	226,035
MarketAxess Holdings, Inc.	405	130,175
Marriott International, Inc., Class A	430	60,325
Marsh & McLennan Companies, Inc.	251	25,037

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Martin Marietta Materials, Inc.	385	$88,592
Masco Corp.	1,689	66,276
Mastercard, Inc., Class A	111	29,363
Maxim Integrated Products, Inc.	3,078	184,126
McCormick & Co., Inc.	708	109,747
McDonald's Corp.	1,890	392,477
McKesson Corp.	972	130,627
Medtronic PLC	442	43,046
Merck & Co., Inc.	782	65,571
MetLife, Inc.	1,767	87,767
Mettler-Toledo International, Inc.(a)	27	22,680
MGM Resorts International	3,117	89,053
Microchip Technology, Inc.	691	59,910
Micron Technology, Inc.(a)	1,761	67,957
Microsoft Corp.	1,736	232,555
Mid-America Apartment Communities, Inc., REIT	549	64,650
Mohawk Industries, Inc.(a)	425	62,675
Molson Coors Brewing Co., Class B	2,396	134,176
Mondelez International, Inc., Class A	1,763	95,026
Monster Beverage Corp.(a)	3,164	201,958
Moody's Corp.	269	52,538
Morgan Stanley	4,027	176,423
Mosaic Co.	1,446	36,193
Motorola Solutions, Inc.	1,076	179,401
MSCI, Inc.	219	52,295
Mylan N.V.(a)	15,206	289,522
Nasdaq, Inc.	451	43,373
National Oilwell Varco, Inc.	9,707	215,787
Nektar Therapeutics(a)	1,937	68,918
NetApp, Inc.	2,122	130,927
Netflix, Inc.(a)	127	46,650
Newell Brands, Inc.	6,689	103,144
Newmont Goldcorp Corp.	4,800	184,656
News Corp., Class A	3,645	49,171
News Corp., Class B	3,532	49,307
NextEra Energy, Inc.	312	63,916
Nielsen Holdings PLC	3,739	84,501
NIKE, Inc., Class B	1,240	104,098
NiSource, Inc.	4,500	129,600
Noble Energy, Inc.	4,918	110,163
Nordstrom, Inc.	2,643	84,206
Norfolk Southern Corp.	166	33,089
Northern Trust Corp.	660	59,400
Northrop Grumman Corp.	209	67,530
Norwegian Cruise Line Holdings Ltd.(a)	1,059	56,794
NRG Energy, Inc.	4,960	174,195
Nucor Corp.	3,336	183,814
NVIDIA Corp.	397	65,199
Occidental Petroleum Corp.	787	39,570
Omnicom Group, Inc.	1,086	88,998
ONEOK, Inc.	2,676	184,136
Security Description	Shares	Value
Oracle Corp.	2,158	$122,941
O'Reilly Automotive, Inc.(a)	200	73,864
PACCAR, Inc.	1,232	88,285
Packaging Corp. of America	452	43,085
Parker-Hannifin Corp.	263	44,713
Paychex, Inc.	995	81,879
PayPal Holdings, Inc.(a)	371	42,465
Pentair PLC	2,422	90,098
People's United Financial, Inc.	10,555	177,113
PepsiCo, Inc.	731	95,856
PerkinElmer, Inc.	928	89,404
Perrigo Co. PLC	5,992	285,339
Pfizer, Inc.	1,513	65,543
Philip Morris International, Inc.	2,515	197,503
Phillips 66	2,267	212,055
Pinnacle West Capital Corp.	483	45,445
Pioneer Natural Resources Co.	274	42,158
PNC Financial Services Group, Inc.	255	35,006
PPG Industries, Inc.	370	43,183
PPL Corp.	1,496	46,391
Principal Financial Group, Inc.	1,028	59,542
Procter & Gamble Co.	1,995	218,752
Progressive Corp.	1,578	126,130
Prologis, Inc., REIT	432	34,603
Prudential Financial, Inc.	869	87,769
Public Service Enterprise Group, Inc.	1,061	62,408
Public Storage, REIT	266	63,353
PulteGroup, Inc.	5,249	165,973
PVH Corp.	735	69,560
Qorvo, Inc.(a)	1,870	124,561
QUALCOMM, Inc.	1,674	127,341
Quanta Services, Inc.	5,135	196,106
Quest Diagnostics, Inc.	569	57,930
Ralph Lauren Corp.	577	65,541
Raymond James Financial, Inc.	298	25,196
Raytheon Co.	365	63,466
Realty Income Corp. REIT	392	27,036
Red Hat, Inc.(a)	1,242	233,198
Regency Centers Corp. REIT	417	27,831
Regeneron Pharmaceuticals, Inc.(a)	212	66,356
Regions Financial Corp.	2,364	35,318
Republic Services, Inc.	1,116	96,690
ResMed, Inc.	730	89,082
Robert Half International, Inc.	1,534	87,453
Rockwell Automation, Inc.	138	22,609
Rollins, Inc.	2,576	92,401
Roper Technologies, Inc.	177	64,828
Ross Stores, Inc.	854	84,648
Royal Caribbean Cruises Ltd.	463	56,120
S&P Global, Inc.	230	52,392
salesforce.com, Inc.(a)	766	116,225
SBA Communications Corp. REIT	152	34,176

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Schlumberger Ltd.	2,701	$107,338
Seagate Technology PLC	2,922	137,685
Sealed Air Corp.	973	41,625
Sempra Energy	341	46,867
Sherwin-Williams Co.	91	41,704
Simon Property Group, Inc., REIT	176	28,118
Skyworks Solutions, Inc.	2,402	185,603
SL Green Realty Corp. REIT	394	31,666
Snap-on, Inc.	591	97,893
Southern Co.	846	46,767
Southwest Airlines Co.	1,498	76,068
Stanley Black & Decker, Inc.	686	99,202
Starbucks Corp.	3,072	257,526
State Street Corp.	1,168	65,478
Stryker Corp.	331	68,047
SunTrust Banks, Inc.	534	33,562
SVB Financial Group(a)	527	118,359
Symantec Corp.	5,940	129,254
Synchrony Financial	2,540	88,062
Synopsys, Inc.(a)	1,382	177,850
Sysco Corp.	5,369	379,696
T Rowe Price Group, Inc.	543	59,573
Take-Two Interactive Software, Inc.(a)	1,562	177,334
Tapestry, Inc.	3,503	111,150
Target Corp.	982	85,051
TE Connectivity Ltd.	1,070	102,485
TechnipFMC PLC	4,267	110,686
Teleflex, Inc.	135	44,705
Texas Instruments, Inc.	1,608	184,534
Textron, Inc.	1,744	92,502
Thermo Fisher Scientific, Inc.	302	88,691
Tiffany & Co.	1,137	106,469
TJX Cos, Inc.	1,617	85,507
Torchmark Corp.	967	86,508
Total System Services, Inc.	226	28,989
Tractor Supply Co.	731	79,533
TransDigm Group, Inc.(a)	91	44,026
Travelers Companies, Inc.	1,149	171,798
TripAdvisor, Inc.(a)	1,420	65,732
Twitter, Inc.(a)	1,790	62,471
Tyson Foods, Inc., Class A	3,159	255,058
UDR, Inc., REIT	1,393	62,532
Ulta Salon Cosmetics & Fragrance, Inc.(a)	365	126,615
Under Armour, Inc., Class A(a)	1,912	48,469
Under Armour, Inc., Class C(a)	2,170	48,174
Union Pacific Corp.	194	32,807
United Continental Holdings, Inc.(a)	891	78,007
United Parcel Service, Inc., Class B	637	65,783
United Rentals, Inc.(a)	632	83,822
United Technologies Corp.	516	67,183
UnitedHealth Group, Inc.	562	137,134
Universal Health Services, Inc., Class B	937	122,175
Security Description	Shares	Value
Unum Group	2,610	$87,566
US Bancorp	655	34,322
Valero Energy Corp.	2,527	216,336
Varian Medical Systems, Inc.(a)	330	44,923
Ventas, Inc., REIT	1,723	117,767
VeriSign, Inc.(a)	630	131,771
Verisk Analytics, Inc.	355	51,993
Verizon Communications, Inc.	2,959	169,048
Vertex Pharmaceuticals, Inc.(a)	380	69,684
VF Corp.	1,483	129,540
Viacom, Inc., Class B	2,934	87,639
Visa, Inc., Class A	169	29,330
Vornado Realty Trust, REIT	521	33,396
Vulcan Materials Co.	650	89,252
Wabtec Corp.	634	45,496
Walgreens Boots Alliance, Inc.	6,564	358,854
Walmart, Inc.	3,558	393,123
Walt Disney Co.	609	85,041
Waste Management, Inc.	847	97,718
Waters Corp.(a)	424	91,262
WEC Energy Group, Inc.	767	63,945
WellCare Health Plans, Inc.(a)	300	85,521
Wells Fargo & Co.	1,891	89,482
Welltower, Inc., REIT	1,398	113,979
Western Digital Corp.	3,560	169,278
Western Union Co.	4,292	85,368
Westrock Co.	1,196	43,618
Weyerhaeuser Co. REIT	3,355	88,371
Whirlpool Corp.	477	67,906
Williams Companies, Inc.	6,391	179,204
Willis Towers Watson PLC	129	24,709
WW Grainger, Inc.	285	76,446
Wynn Resorts Ltd.	746	92,497
Xcel Energy, Inc.	783	46,581
Xerox Corp.	7,517	266,177
Xilinx, Inc.	545	64,266
Xylem, Inc.	1,064	88,993
Yum! Brands, Inc.	3,536	391,329
Zimmer Biomet Holdings, Inc.	551	64,875
Zions Bancorp NA	3,843	176,701
Zoetis, Inc.	584	66,278
INVESTMENTS IN COMMON STOCK—99.8% (Cost $45,199,812)		50,852,112
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		107,182
NET ASSETS—100.0%		$50,959,294

(a)	Non-income producing security.

NVDR=Non Voting Depositary Receipt
PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Portfolio Statistics
June 30, 2019 (Unaudited)

INDUSTRY BREAKDOWN
AS OF June 30, 2019*
INDUSTRY	PERCENTAGE OF NET ASSETS
Business Software for Specific Uses	3.5%
Upstream Energy	3.3
Downstream Energy	3.3
Branded Pharmaceuticals	3.3
Restaurants	3.1
Processed Foods	3.0
Food Distributors	3.0
Capital Markets	2.3
Commercial Insurance	2.2
Commercial Hardware	2.2
Electric Regulated	2.2
Management and IT Services	2.2
Content Providers	2.1
Transaction Services	2.1
End User Hardware	2.1
Telecommunication Networks	2.1
Internet Services and Websites	2.1
Investment Services	2.1
Operators and Developers	2.0
Rental	1.9
Consumer Insurance	1.9
Electric Competitive	1.9
Non Real Estate Banking	1.9
Midstream and Gas	1.8
Analog and Mixed Signal Integrated Circuits	1.7
Home Office and Consumer Equipment Manufacture	1.6
Auto Products	1.6
Distribution Services	1.6
Specialty Services	1.5
Home Office and Consumer Equipment Retail	1.5
Healthcare Insurance	1.5
Transportation Services	1.5
Alcohol and Tobacco	1.5
Primary Foods	1.5
Semiconductor Services and Equipment	1.4
Mechanical Components	1.4
Healthcare Providers and Facilities	1.4
Drugstores	1.4
Personal Products	1.3
Chemicals	1.3
Accessories and Footwear	1.3
Diversified Household and Personal Products	1.3
Transport Aerospace and Defense Equipment	1.2
Digital Integrated Circuits	1.2
Metals	1.2
Medical Research Services and Equipment	1.1
Medical Devices	1.1
Production Equipment	1.1
Information and Electrical Components	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Industrial Conglomerates	1.0%
Other Natural Resources	1.0
Diversified Drugs and Devices	1.0
Healthcare Products Distribution	1.0
Apparel Retailers	1.0
Hospital Equipment	1.0
Branded Apparel	0.8
Operating Systems and Middleware	0.5
Consumer Paper Products	0.4
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Statement of Assets and Liabilities
June 30, 2019 (Unaudited)

ASSETS
Investments in Securities, at value	$50,852,112
Cash	71,668
Receivable from investment manager	72,454
Receivable from investments sold	128,461
Dividends receivable	56,237
Total Assets	51,180,932
LIABILITIES
Payable for investments purchased	130,180
Accrued Management fee	18,242
Accrued Other fees and expenses	73,216
Total Liabilities	221,638
NET ASSETS	$50,959,294
NET ASSETS CONSISTS OF:
Paid in Capital	43,417,035
Accumulated Gain	7,542,259
NET ASSETS	$50,959,294
NET ASSET VALUE PER SHARE	$47.40
SHARES OUTSTANDING	1,075,000
COST OF INVESTMENTS:
Cost of Investments	$45,199,812
See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Statement of Operations

Since Inception(a) 6/30/19 (Unaudited)
INVESTMENT INCOME
Dividend income	$505,669
Total Investment Income	505,669
EXPENSES
Management fee	103,690
Trustee fee	49,311
CCO fee	24,656
Auditor fee	17,998
Total Expenses	195,655
Expense Waiver/Reimbursement	(125,399)
Net Expenses	70,256
NET INVESTMENT INCOME (LOSS)	435,413
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on Investments	(534,616)
Net change in unrealized appreciation/depreciation on Investments	7,641,462
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,106,846
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,542,259

(a)	Fund commenced operations on January 2, 2019.
See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Statement of Changes in Net Assets

Since Inception(a) 6/30/19 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$435,413
Net realized gain (loss)	(534,616)
Net change in unrealized appreciation/depreciation	7,641,462
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,542,259
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	49,557,607
Cost of Shares Redeemed	(6,240,572)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	50,859,294
NET ASSETS AT BEGINNING OF PERIOD	100,000
NET ASSETS AT END OF PERIOD	$50,959,294
SHARE TRANSACTIONS:
Shares sold	1,225,000
Shares redeemed	(150,000)
NET INCREASE	1,075,000

(a)	Fund commenced operations on January 2, 2019.
See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Financial Highlights
Selected data for a Share outstanding throughout each period

For the Period 1/2/19 to 6/30/19 (Unaudited)
Net asset value, beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.42
Net realized and unrealized gain (loss)	6.98
Total from investment operations	7.40
Net asset value, end of period	$47.40
Total return(b)	18.51%(c)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$50,959
Ratios to average net assets:
Total expenses	0.84%(d)
Net expenses(e)	0.30%(d)
Net investment income (loss)(e)	1.88%(d)
Portfolio turnover rate(f)	23%(c)

(a)	Per Share numbers have been calculated using the average shares method, which more appropriately presents per Share data for the year.
(b)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(c)	Not annualized.
(d)	Annualized.
(e)	Net of expenses waived/reimbursed by the Advisor.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Notes to Financial Statements
June 30, 2019 (Unaudited)

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF (the “Fund”), is a series of the Trust.
The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Fund’s investment adviser.
Investment Objectives:
The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index (the “Index”).
The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the Fund’s investment objective, the Advisor will seek to track the performance of the Syntax Stratified LargeCap Index, which is a stratified-weight version of the widely used S&P 500® Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. Refer to the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with Accounting Standards Codification (ASC) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the transferred tax basis of accounting.
In preparing the Fund’s financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.
The following is a summary of significant accounting policies followed by the Fund.
Tax Free Exchange
The Syntax Stratified LargeCap ETF (the “ETF” or the “Fund”) acquired the assets of the Syntax 500 LP (the “LP”) on January 2, 2019 (the “Transaction”). The Transaction was structured as a tax-free exchange of shares. Accordingly, the Fund has elected to carry forward the historic cost basis of investments and cumulative unrealized gains and losses as reported by the LP prior to the Transaction (the “Election”). Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historic cost basis is to determine both realized and unrealized gains and losses.
The ETF’s decision to make the Election was therefore designed to more closely align subsequent reporting of realized gains or losses with actual tax-basis gains distributable to ETF shareholders. The Transaction resulted in initial market value of securities acquired by the ETF of $33,554,470, with a cost basis of $35,543,619 and unrealized loss of $1,989,149.

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
Investment Valuation
The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$50,852,112	$—	$—	$50,852,112
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service.

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
Distribution of Income and Gains: The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.
Cash: Cash consists of cash held at the Fund’s custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Fund may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and offering costs: Syntax Advisors has agreed to pay all of the Fund’s organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Fund.
Distributions
The Fund declares and distributes dividends from net investment income to its holders of Shares ("Shareholders"), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Federal Income Taxes
For U.S. federal income tax purposes, the Fund has qualified as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Fund (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Fund distributes substantially all of its ordinary income and capital gains during each calendar year, the Fund will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for expired carry forward losses, in-kind transactions, REITs and losses deferred due to wash sales.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
The Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Fund’s tax returns for the prior three fiscal years remain subject to examinations by the Fund’s major tax jurisdictions, which include the United States of America, and the State of New York. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. There were no such expenses for the period ended June 30, 2019.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
At June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investment based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$45,199,812	$7,050,202	$(1,397,902)	$5,652,300
Note  3—Investment Transactions
For the period ended June 30, 2019, the Fund had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $44,197,447, $1,166,529, $11,876,860 and $11,162,511, respectively. Net realized gain (loss) on investment transaction in the Statement of Operation includes net gains resulting from in-kind transactions of $449,673.
Note  4—Capital Share Transactions
The Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other brokerdealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Syntax Stratified LargeCap Index.
Note  5—Fund Fees and Expenses
Investment Management Fees: The Fund pays the Advisor a unitary management fee at a rate of 0.45% of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. Syntax Advisors, LLC (“Syntax Advisors”) provides investment advisory, supervisory and administration services under an investment management agreement. The Fund pays a management fee to Syntax Advisors based on daily Average Net Assets (“ANA”) of 0.45%. Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)

Note  5—Fund Fees and Expenses–(continued)
months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation.
Distributor, distribution and service fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than creation shares and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.
The Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operation. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Note  6—Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.
Note  7—Related Party Transactions
There are no related party transactions during the period except as previously disclosed.
Note  8—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Other information regarding the Fund is available on the Fund’s website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.
Note  9—Market Risk
In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Share will increase or decline, more or less, in correlation with any increase or decline in value of the holdings of the Syntax Stratified LargeCap Index (the "Index", the "Underlying Index"). The values of equity securities could increase or decline generally or could over or under perform other investments.
Other Risks
Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)

Note  9—Market Risk–(continued)
Equity Risk. Equity risk is the risk that the value of the securities that the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Syntax Stratified LargeCap ETF
Other Information
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 2, 2019 to June 30, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$1,185.10	$1.62	$1,023.30	$1.51

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 180 and 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax Stratified LargeCap ETF
Other Information  (continued)
June 30, 2019 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-Q, which can be found on the SEC’s website at www.sec.gov. The Fund's schedule of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.

Syntax Stratified LargeCap ETF
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
110 E. 59th St. 31st Floor
New York, NY 10022
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Claredon Street
Boston, MA 02116

Item 2:	Code of Ethics.

Not applicable for semi-annual reports

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 3, 2019

By:	/s/ Kathy Cuocolo
Kathy Cuocolo
Treasurer
(Principal Financial Officer)
Date:	September 3, 2019

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer